John Hancock Variable Insurance Trust
Supplement dated April 27, 2015
to the Prospectus dated April 27, 2015

Financial Industries Trust

The table under the heading “Fees and expenses” has been amended and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I	Series II	Series NAV
Management fee	0.76	0.76	0.76
Distribution and service (Rule 12b-1) fees	0.05	0.25	0.00
Other expenses	0.10	0.10	0.10
Acquired fund fees and expenses	0.08	0.08	0.08
Total annual fund operating expenses	0.99	1.19	0.94

The table under “Expense example” has been amended and restated as follows:

Expenses ($)	Series I	Series II	Series NAV
1 year	101	121	96
3 years	315	378	300
5 years	547	654	520
10 years	1,213	1,443	1,155

Fundamental Large Cap Value Trust

The table under the heading “Fees and expenses” has been amended and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I	Series II	Series NAV
Management fee	0.62	0.62	0.62
Distribution and service (Rule 12b-1) fees	0.05	0.25	0.00
Other expenses	0.03	0.03	0.03
Total annual fund operating expenses	0.70	0.90	0.65

The table under “Expense example” has been amended and restated as follows:

Expenses ($)	Series I	Series II	Series NAV
1 year	72	92	66
3 years	224	287	208
5 years	390	498	362
10 years	871	1,108	810

Health Sciences Trust

The table under the heading “Fees and expenses” has been amended and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I	Series II	Series NAV
Management fee	0.95	0.95	0.95
Distribution and service (Rule 12b-1) fees	0.05	0.25	0.00
Other expenses	0.04	0.04	0.04
Total annual fund operating expenses	1.04	1.24	0.99

The table under “Expense example” has been amended and restated as follows:

Expenses ($)	Series I	Series II	Series NAV
1 year	106	126	101
3 years	331	393	315
5 years	574	681	547
10 years	1,271	1,500	1,213

Small Cap Growth Trust

The table under the heading “Fees and expenses” has been amended and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I	Series II	Series NAV
Management fee	1.04	1.04	1.04
Distribution and service (Rule 12b-1) fees	0.05	0.25	0.00
Other expenses	0.04	0.04	0.04
Total annual fund operating expenses	1.13	1.33	1.08

The table under “Expense example” has been amended and restated as follows:

Expenses ($)	Series I	Series II	Series NAV
1 year	115	135	110
3 years	359	421	343
5 years	622	729	595
10 years	1,375	1,601	1,317

Global Trust (the “fund”)

Heather Arnold has been added as portfolio manager to the fund replacing Lisa Myers. Norman J. Boersma and Tucker Scott will also continue to manage the fund.

Accordingly, the following replaces the portfolio manager information under the heading “Portfolio management”:

Norman J. Boersma, CFA Chief Investment Officer; President; Lead Portfolio Manager Managed fund since 2011	Tucker Scott, CFA Executive Vice President; Portfolio Manager; Rearch Analyst Managed fund since 2007	Heather Arnold, CFA Executive Vice President; Portfolio Manager; Director of Research Managed fund since 2015

The following information relating to Heather Arnold is added to the portfolio manager information in the “Subadvisors and Portfolio Managers” section of the prospectus under the heading “Templeton Global Advisors Limited (“Templeton Global”)”. Heather Arnold is now listed as a Portfolio Manager of the fund.

Global Trust	Norman J. Boersma, CFA Tucker Scott, CFA Heather Arnold, CFA

•	Norman J. Boersma, CFA. Lead Portolio Manager; Chief Investment Officer of Templeton Global Equity Group and President of Templeton Global Advisors. joined Templeton Global in 1991.

•	Tucker Scott, CFA. Executive Vice President; Portfolio Manager and Research Analyst; joined Templeton Global in 1996.

•	Heather Arnold, CFA. Executive Vice President; Portfolio Manager; Director of Research; rejoined Templeton Global Equity Group in 2008, having previously served as a Senior Vice President, Portfolio Manager and Research Analyst with Templeton Global Equity Group from 1997 to 2001.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.